Operating segments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	$ 377,289	$ 193,217
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	10,481	9,547
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	154,458	110,527
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Asset	$ 212,350	$ 73,143